Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank borrowings
Schedule of bank borrowings

	As of December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
1-year revolving loans denominated in RMB at interest rates ranging from 0.00% (2023: 3.60% to 4.85%) per annum	9,198	1,254	10,452	—
Half-year revolving loans denominated in RMB at interest rates of 0.00% (2023: 3.00) per annum	15,956	—	15,956	—
Revolving service trade loans denominated in HK$ at interest rates of 8.83% (2023: 9.52%) per annum	—	14	14	—
3-month revolving loan denominated in RMB at an interest rate of 0.00% (2023: 4,70%) per annum	11,148	—	11,148	—
1-year term loan denominated in RMB at an interest rate of 3.20% to 3.30% (2023: 3.60% to 4.40%) per annum	139	697	836	1,933
	36,441	1,965	38,406	1,933